Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of income tax expense (benefit)
	Year ended December 31, 2012	Year ended December 31, 2011
U.S. Federal “expected” income tax	$(495,540)	$(398,453)
State income tax	(52,906)	(58,596)
Non-deductible beneficial conversion interest	102,000	-
Non-deductible items	24,769	-
Stock compensation	-	319,252
S Corp non-deductible/taxable items	-	(31,703)
Change in valuation allowance	421,677	169,500
Total provision for income taxes	$-	$-

Summary of deferred tax assets and liabilities
	2012	2011
Deferred tax assets:
Net operating loss carry forward	$586,600	$169,500
Accrued salary and other	35,821	-
Total gross deferred tax assets	622,421	169,500
Deferred tax liabilities:
Depreciation	(31,244)	-
Total gross deferred tax liabilities	(31,244)	169,500
Less valuation allowance	(591,177)	(169,500)
Net deferred tax assets	$-	$-